INVESTMENTS (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended
	Dec. 31, 2012 AFS debt securities	Dec. 31, 2012 AFS debt securities Mortgage-backed securities	Dec. 31, 2012 AFS debt securities Prime	Dec. 31, 2012 AFS debt securities Alt-A	Dec. 31, 2011 AFS debt securities Alt-A	Dec. 31, 2012 AFS debt securities Commercial real estate	Dec. 31, 2011 AFS debt securities Commercial real estate	Dec. 31, 2012 AFS debt securities State and municipal securities	Dec. 31, 2012 AFS debt securities U.S. Treasury securities	Dec. 31, 2011 AFS debt securities U.S. Treasury securities	Dec. 31, 2012 AFS debt securities Foreign government securities	Dec. 31, 2012 AFS debt securities Corporate	Dec. 31, 2012 AFS debt securities Asset-backed securities	Dec. 31, 2011 AFS debt securities Asset-backed securities	Dec. 31, 2012 AFS debt securities Other debt securities	Dec. 31, 2012 HTM debt securities	Dec. 31, 2012 HTM debt securities Mortgage-backed securities	Dec. 31, 2012 HTM debt securities Prime	Dec. 31, 2012 HTM debt securities Alt-A	Dec. 31, 2012 HTM debt securities Subprime	Dec. 31, 2012 HTM debt securities Non-U.S. residential	Dec. 31, 2012 HTM debt securities Commercial real estate	Dec. 31, 2011 HTM debt securities Commercial real estate	Dec. 31, 2012 HTM debt securities State and municipal securities	Dec. 31, 2012 HTM debt securities Corporate	Dec. 31, 2012 HTM debt securities Asset-backed securities	Dec. 31, 2011 HTM debt securities Asset-backed securities	Dec. 31, 2012 HTM debt securities Other debt securities
Schedule of other-than-temporary impairment, credit losses recognized in earnings, roll forward
Balance at beginning of period	$ 747	$ 296	$ 292	$ 2	$ 2	$ 2	$ 2	$ 3	$ 67	$ 67	$ 168	$ 151	$ 10	$ 10	$ 52	$ 3,182	$ 2,660	$ 84	$ 2,218	$ 252	$ 96	$ 10	$ 10	$ 9	$ 391	$ 113	$ 113	$ 9
Credit impairments recognized in earnings on securities not previously impaired	12							4			6	1			1	57	51	6	45					1	3			2
Credit impairments recognized in earnings on securities that have been previously impaired	4											4				243	233	15	216	2				1	9
Reductions due to credit impaired securities sold, transferred or matured	(46)	(1)	(1)								(5)	(40)				(91)	(85)	(1)	(66)	(2)	(16)				(6)
Balance at end of period	$ 717	$ 295	$ 291	$ 2	$ 2	$ 2	$ 2	$ 7	$ 67	$ 67	$ 169	$ 116	$ 10	$ 10	$ 53	$ 3,391	$ 2,859	$ 104	$ 2,413	$ 252	$ 80	$ 10	$ 10	$ 11	$ 397	$ 113	$ 113	$ 11